Valuation And Qualifying Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Allowance for Trade Receivables
Valuation And Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	$ 23,959		$ 29,746		$ 13,584
Additions, Charged to costs and expenses	44,640		23,692		35,133
Deductions or payments	(27,574)		(29,479)		(18,971)
Balance at end of period	41,025		23,959		29,746
Valuation Allowance of Deferred Tax Assets
Valuation And Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	48,977		38,631		38,431
Additions, Other	379	[1]	7,352	[1]	163	[1]
Additions, Acquisitions	872		3,031		112
Deductions or payments	(485)		(37)		(75)
Balance at end of period	$ 49,743		$ 48,977		$ 38,631

[1]	The Company identified deferred income tax assets for state income tax NOLs of $56.7 million, $52.7 million and $42.1 million at December 31, 2013, December 31, 2012 and December 31, 2011, respectively, and a corresponding deferred income tax valuation allowance of $49.5 million, $48.4 million and $38.0 million at December 31, 2013, December 31, 2012 and December 31, 2011, respectively, after determining that a portion of these state net deferred income tax assets were not realizable. The Company identified deferred income tax assets for federal income tax NOLs of $25.5 million at December 31, 2013 and a corresponding deferred income tax valuation allowance of $0.2 million at December 31, 2013 after determining that a portion of these federal net deferred income tax assets were not realizable.